Basis of preparation	12 Months Ended
Dec. 31, 2024
Disclosure of basis of preparation [Abstract]
Basis of preparation
2.	Basis of preparation

(a)	Statement of compliance
The consolidated financial statements have been prepared in accordance with IFRS Accounting Standards (International Financial Reporting Standards Accounting Standards). IFRS Accounting Standards are the accounting standards and related interpretations issued by the International Accounting Standards Board (“IASB”).

The Group’s consolidated financial statements as of and for the year ended December 31, 2024, were certified by management on April
23
, 2025.

(b)	Basis of measurement
The consolidated financial statements have been prepared on the historical cost basis, except for the following material items in the consolidated statement of financial position:

•	derivative financial instruments measured at fair value

•	financial instruments at fair value through profit or loss measured at fair value

•	financial instruments at fair value through other comprehensive income measured at fair value

•	liabilities for cash-settled share-based payment arrangements measured at fair value

•	financial assets and liabilities designated as hedged items in a fair value hedge accounting of which changes in fair value attributable to the hedged risk recognized in profit or loss

•	liabilities for defined benefit plans recognized at the net of the total present value of defined benefit obligations less the fair value of plan assets

•	Insurance and reinsurance contract assets and liabilities measured at fair value

(c)	Functional and presentation currency
The respective financial statements of the Group entities are prepared in the functional currency of the economic environment in which each individual company of group entities operate. These consolidated financial statements are presented and reported in Korean won, which is the controlling company’s functional and presentation currency.

(d)	Use of estimates and judgments
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. If the estimates and assumptions based on management’s best judgment as of December 31, 2024 are different from the actual environment, these estimates and actual results may be different.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Information about critical judgments in applying accounting policies that have a significant effect on the amounts recognized in the consolidated financial statements and information about assumptions and estimation uncertainties that might have a significant risk of resulting in a material adjustment within the next financial year are described in Note 4.

In preparing these consolidated financial statements, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainties are the same as those that applied to the consolidated financial statements as of and for the year ended December 31, 2023 except as explained below.

(e)	Standards and amendments adopted by the Group
The Group has newly applied the following accounting policies upon preparation of the annual consolidated financial statements from the beginning on January 1, 2024.
i) Amendments to IAS 1 ‘Presentation of Financial Statements’ amended – Classification of Liabilities as Current or
Non-current
The amendments clarify that the classification of liabilities as current or non-current
should be based on the substantive rights existing at the end of the reporting period and that the classification is unaffected by management’s intentions or expectations about whether the company will exercise its right to defer settlement of a liability. The amendments also introduce a definition of settlement to make clear that settlement includes the transfer to the counterparty of the company’s own equity instruments, however, it would be excluded if an option to settle the liability by the transfer of the company’s own equity instruments is recognized separately from the liability in compound financial instruments. There is no significant impact on the consolidated financial statements from these amendments.
ii) Amendments to IAS 7 ‘Cash Flow Statement’ and IFRS 7 ‘Financial Instruments: Disclosures’ Supplier Finance Agreement
The amendments add to the disclosure objectives in IAS 7, ‘Cash Flow Statement,’ that information about supplier finance arrangements should be disclosed to enable users of financial statements to assess the impact of those arrangements on the Company’s liabilities and cash flows. The amendments also amend IFRS 7, ‘Financial Instruments: Disclosures,’ to add supplier finance arrangements as an example of a requirement to disclose information about an entity’s exposure to concentrations of liquidity risk. There is no significant impact on the consolidated financial statements from these amendments.
iii) The following new and amended standards are not expected to have a significant impact on the consolidated financial statements.

•	Lease liabilities arising from sale and leaseback transactions (IFRS 16 ‘Lease’)

•	Crypto assets disclosure (IAS 1 ‘Presentation of Financial Statements’)